Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 47,098	$ 24,950
Deposits and prepaid expenses - short term	507,878	64,613
Other receivables	3,476	8,780
Marketable securities	1,785,510	1,819,800
Loan receivable	206,947	0
Total current assets	2,550,909	1,918,143
Non-current assets
Deposits and prepaid expenses - long term	51,192	32,029
Loan receivable	0	644,990
Sage Ranch	12,333,170	5,456,419
Power project acquisition and development costs	7,175,580	7,001,549
Total assets	22,110,851	15,053,130
Current liabilities
Accounts payable and accrued liabilities	3,822,969	4,855,747
Loans payable and promissory note	781,322	718,238
Joint venture settlement obligation	698,950	0
Convertible debenture	2,698,761	0
Convertible debenture derivative	1,027,427	0
Current liabilities	9,029,429	5,573,985
Non-current liabilities
Joint venture settlement obligation	3,298,141	0
Convertible debenture	785,129	0
Total liabilities	13,112,699	5,573,985
Shareholders' equity
Share capital	26,410,615	25,490,912
Reserves	9,405,117	7,797,368
Accumulated other comprehensive income	653,192	1,033,389
Deficit	(27,470,772)	(24,842,524)
Total shareholders' equity	8,998,152	9,479,145
Total liabilities and shareholders' equity	$ 22,110,851	$ 15,053,130